Segment information - Summary of Revenues by Segment and Business Model (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenues	[1]	$ 774,061	$ 706,040	$ 537,972
Argentina
Segment Reporting Information [Line Items]
Total revenues		115,294	118,239	75,136
Brazil
Segment Reporting Information [Line Items]
Total revenues		270,828	230,306	144,423
Uruguay
Segment Reporting Information [Line Items]
Total revenues		152,577	116,364	98,249
Mexico
Segment Reporting Information [Line Items]
Total revenues		127,417	129,680	116,273
Other countries
Segment Reporting Information [Line Items]
Total revenues		107,945	111,451	103,891
Commissions and service fees
Segment Reporting Information [Line Items]
Total revenues		652,750	607,251	455,790
Incentive fees
Segment Reporting Information [Line Items]
Total revenues		39,832	42,998	39,859
Advertising
Segment Reporting Information [Line Items]
Total revenues		26,200	20,594	16,166
Destination services
Segment Reporting Information [Line Items]
Total revenues		15,638	25,116	14,071
Interest revenue
Segment Reporting Information [Line Items]
Total revenues		14,870	9,272	4,114
Financial Services
Segment Reporting Information [Line Items]
Total revenues		2,707	2,109	328
Others
Segment Reporting Information [Line Items]
Total revenues		22,064	(1,300)	7,644
Breakage
Segment Reporting Information [Line Items]
Total revenues		32,625	11,620	8,668
PrePayModel Customer
Segment Reporting Information [Line Items]
Total revenues		658,128	619,658	457,335
PayAtDestinationModel Customers
Segment Reporting Information [Line Items]
Total revenues		10,260	12,709	11,364
Interest Revenue Customers
Segment Reporting Information [Line Items]
Total revenues		14,870	9,272	4,114
Other Customers
Segment Reporting Information [Line Items]
Total revenues		$ 90,803	$ 64,401	$ 65,159

[1]	Includes $59,554, $40,288 and $24,220 for related party transactions for the years 2024, 2023 and 2022, respectively. See Note 23.